OM FINANCIAL LIFE INSURANCE COMPANY
                               OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA
                                             1001 Fleet Street - 6th Floor, Law
                                                      Baltimore, Maryland 21202
                                                               Kenneth W. Reitz
                                                AVP & Associate General Counsel
                                                           Office: 410-895-0196
                                                              Fax: 410-895-0085
                                                    E-mail:  ken.reitz@omfn.com

May 3, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Sally Samuel, Senior Counsel - Office of Insurance Products

Re: OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA ("REGISTRANT") FILE NOS 333- 137531
        RULE 497(J) CERTIFICATION
        BEACON NAVIGATOR FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

Dear Commissioners and Ms. Samuel:

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2007, for the above-referenced registration, as otherwise required by Rule 497(c) under the Securities Act of 1933, the depositor and registrant hereby certify that:

       1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in the Separate Account's registration statement for File No. 333-137531 on Form N-4 filed with the SEC April 27, 2007; and

       2. The text of the Separate Account's registration statement for File No. 333-142504 on Form N-4 has been filed electronically via EDGAR.

If you have any question concerning this filing, please contact the undersigned by telephone at (410) 895-0196 or by e-mail at Ken. Reitz@omfn.com.


Respectfully Submitted,



/s/  Kenneth W. Reitz

Kenneth W. Reitz